Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Profit of the period	$ 3,595	$ 3,600
Other comprehensive income: Items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	(6)	25
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(6)	25
Other comprehensive income: Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(3,740)	3,586
Effective portion of changes in fair value of net investment hedges	49	(496)
Cash flow hedges recognized in equity	549	(328)
Cash flow hedges reclassified from equity to profit or loss	(227)	50
Other comprehensive income that will be reclassified to profit or loss net of tax	(3,369)	2,812
Other comprehensive income, net of tax	(3,375)	2,837
Total comprehensive income	220	6,437
Attributable to:
Equity holders of AB InBev	(172)	5,538
Non-controllinginterest	$ 392	$ 899